S000018073 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	201 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	3.64%
MSCI Turkey IMI 25/50 Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	14.82%	9.29%	(0.94%)
iShares MSCI Turkey ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	8.94%	(1.22%)
Performance Inception Date					Mar. 26, 2008
iShares MSCI Turkey ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.47%	8.48%	(1.60%)
iShares MSCI Turkey ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.68%	7.16%	(0.79%)

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The MSCI Turkey IMI 25/50 Index (Spliced) reflects the performance of the MSCI Turkey Investable Market Index (Net) through May 28, 2019 and the MSCI Turkey IMI 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.